Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Borrowings [Abstract]
Debt issued by the Company		¥ 3,003,810	¥ 2,873,634
Debt issued by subsidiaries-guaranteed by the Company		2,398,932	2,541,554
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,572,270	2,360,477
Total		¥ 7,975,012	¥ 7,775,665

[1]	Includes trading balances of secured borrowings.